Contingent Liabilities (Details Narrative) - Tax Contingent Liability $ in Thousands	Mar. 31, 2020 USD ($)
Statement Line Items [Line Items]
Contingent liabilities	$ 56,064
India
Statement Line Items [Line Items]
Contingent liabilities	$ 2,631	[1]

[1]	Net of monies paid under protest $137 and including interest and penalty.